Supplement to the
Fidelity® Total International Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.09%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.06%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Total International Index Fund from 0.20% to 0.06%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.06% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Sub-Adviser - Geode".

On July 1, 2016, FMR reduced the sub-advisory rate paid to Geode from 0.08% to 0.06%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.06% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

The following information supplements similar information found in the "Management Contract" section.

Fidelity® Total International Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA IMI Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total International Index Fund ($31 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Total International Index Fund beneficially owned by Mr. Brussard was none.

TI1-IB-16-02 1.9871032.101	October 7, 2016

Supplement to the
Fidelity® Total International Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 18 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.18%. FMR and the fund on behalf of its Premium Class have entered into a 11 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.11%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management Fee".

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity Total International Index Fund from 0.20% to 0.06%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.06% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Sub-Adviser - Geode".

Only July 1, 2016, FMR reduced the sub-advisory fee rate period to Geode from 0.08% to 0.06%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.06% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

The following information supplements similar information found in the "Management Contract" section.

Fidelity® Total International Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA IMI Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total International Index Fund ($31 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Total International Index Fund beneficially owned by Mr. Brussard was none.

TI1B-16-02 1.9871031.101	October 7, 2016

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® Emerging Markets Index Fund will be renamed Fidelity® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund will be renamed Fidelity® Global ex U.S. Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contracts" section under the "Management-Related Expenses" heading.

FMR and Fidelity® Emerging Markets Index Fund on behalf of its Investor Class have entered into a 30 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest,taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.30%.FMR and Fidelity® Emerging Markets Index Fund on behalf of its Premium Class have entered into a 14 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses)of Premium Class to 0.14%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Investor Class have entered into a 18 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.18%. FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Premium Class have entered into a 11 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses)of Premium Class to 0.11%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund found in the "Management Contracts" section under the "Management Fees" heading.

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund from 0.25% to 0.09% and from 0.20% to 0.06%,respectively. For the services of FMR under each management contract, Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund each pays FMR a monthly management fee at the annual rate of 0.09% and 0.06%, respectively, of the fund’s average net assets throughout the month.

The following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Management Contracts" section under the "Sub-Adviser - Geode" heading.

Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Emerging Markets Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0825% of the average net assets of the fund.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Global ex U.S. Index fund found in the "Management Contracts" section under the "Sub Adviser - Geode" heading.

FMR reduced the sub-advisory fee rate paid to Geode from 0.07% to 0.06%. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Global ex U.S. Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.06% of the average net assets of the fund.

The following information supplements similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode".

Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Emerging Markets Index Fund’s relative pre-tax investment performance measured against the FTSE® Emerging Index, and Fidelity® Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest.The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Emerging Markets Index Fund ($701 (in millions) assets managed) and Fidelity® Global ex U.S. Index Fund ($1,496 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Emerging Markets Index Fund beneficially owned by Mr. Brussard was none, and the dollar range of shares of Fidelity® Global ex U.S. Index Fund beneficially owned by Mr. Brussard was none.

EMX-GUXB-16-03 1.933396.108	October 7, 2016

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Thomas Brussard, Jr. serves as assistant portfolio manager of the funds.

Effective June 14, 2016, Spartan® Emerging Markets Index Fund will be renamed Fidelity® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund will be renamed Fidelity® Global ex U.S. Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contracts" section under the "Management-Related Expenses" heading.

FMR and Fidelity® Emerging Markets Index Fund on behalf of its Institutional Class have entered into a 11 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.11%. FMR and Fidelity® Emerging Markets Index Fund on behalf of its Institutional Premium Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.09%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Institutional Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.09%. FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Institutional Premium Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.06%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund found in the "Management Contracts" section under the "Management Fees" heading.

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund from 0.25% to 0.09% and from 0.20% to 0.06%, respectively. For the services of FMR under each management contract, Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund each pays FMR a monthly management fee at the annual rate of 0.09% and 0.06%, respectively, of the fund's average net assets throughout the month.

The following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Management Contracts" section under the "Sub-Adviser - Geode" heading.

Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Emerging Markets Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0825% of the average net assets of the fund.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the "Management Contracts" section under the "Sub Adviser - Geode" heading.

FMR reduced the sub-advisory fee rate paid to Geode from 0.07% to 0.06%. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Global ex U.S. Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.06% of the average net assets of the fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Emerging Markets Index Fund’s relative pre-tax investment performance measured against the FTSE® Emerging Index, and Fidelity® Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest.The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Emerging Markets Index Fund ($701 (in millions) assets managed) and Fidelity® Global ex U.S. Index Fund ($1,496 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Emerging Markets Index Fund beneficially owned by Mr. Brussard was none, and the dollar range of shares of Fidelity® Global ex U.S. Index Fund beneficially owned by Mr. Brussard was none.

EMX-I-GUX-IB-16-03 1.933395.108	October 7, 2016

Supplement to the
Fidelity® Large Cap Growth Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 21 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.21%. FMR and the fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements similar information found in the "Management Contract" section under the heading "Sub-Advisor – Geode".

Fidelity® Large Cap Growth Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Growth Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Growth Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Growth Index Fund ($13 (in millions) assets managed.

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Growth Index Fund beneficially owned by Mr. Brussard was none.

LC1B-16-02 1.9871027.101	October 7, 2016

Supplement to the
Fidelity® Large Cap Growth Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements similar information found in the "Management Contract" section under the heading "Sub-Advisor – Geode".

Fidelity® Large Cap Growth Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Growth Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Growth Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Growth Index Fund ($13 (in millions) assets managed.

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Growth Index Fund beneficially owned by Mr. Brussard was none.

LC1-IB-16-02 1.9871028.101	October 7, 2016

Supplement to the
Fidelity® Large Cap Value Index Fund
Investor Class and Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 21 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.21%. FMR and the fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements similar information found in the "Management Contract" section under the heading "Sub-Advisor – Geode".

Fidelity® Large Cap Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Value Index Fund ($22 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Value Index Fund beneficially owned by Mr. Brussard was none.

LC2B-16-02 1.9871029.101	October 7, 2016

Supplement to the
Fidelity® Large Cap Value Index Fund
Institutional Class and Institutional Premium Class
May 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the "Management Contract" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information supplements similar information found in the "Management Contract" section.

Fidelity® Large Cap Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Large Cap Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Large Cap Value Index Fund ($22 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Large Cap Value Index Fund beneficially owned by Mr. Brussard was none.

LC2-IB-16-02 1.9871030.101	October 7, 2016

Supplement to the
Fidelity® SAI U.S. Minimum Volatility Index Fund and Fidelity® SAI International Minimum Volatility Index Fund
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.

Fidelity® U.S. Minimum Volatility Index Fund and Fidelity® International Minimum Volatility Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Minimum Volatility Index Fund’s relative pre-tax investment performance measured against the MSCI USA Minimum Volatility (USD) Index, and Fidelity® SAI International Minimum Volatility Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Minimum Volatility (USD) Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Minimum Volatility Index Fund ($935 (in millions) assets managed) and Fidelity® SAI International Minimum Volatility Index Fund ($1,192 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® SAI U.S. Minimum Volatility Index Fund beneficially owned by Mr. Brussard was none, and the dollar range of shares of Fidelity® SAI International Minimum Volatility Index Fund beneficially owned by Mr. Brussard was none.

SV1-SV2B-16-01 1.9879587.100	October 7, 2016

Supplement to the
Fidelity® Series 1000 Value Index Fund
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

Fidelity® Series 1000 Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series 1000 Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series 1000 Value Index Fund ($2,470 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Series 1000 Value Index Fund beneficially owned by Mr. Brussard was none.

XS6B-16-01 1.9857687.103	October 7, 2016

Supplement to the
Fidelity® Series 1000 Value Index Fund
Class F
March 31, 2016
STATEMENT OF ADDITIONAL INFORMATION

Thomas Brussard, Jr. serves as assistant portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® Series 1000 Value Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series 1000 Value Index Fund’s relative pre-tax investment performance measured against the Russell 1000® Value Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series 1000 Value Index Fund ($2,470 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Series 1000 Value Index Fund beneficially owned by Mr. Brussard was none.

XS6-FB-16-01 1.9857686.103	October 7, 2016

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Mid Cap Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® Mid Cap Index Fund on behalf of its Institutional Premium Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.04%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Small Cap Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® Small Cap Index Fund on behalf of its Institutional Premium Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.04%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. For the services of FMR under the management contract, Fidelity® Mid Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund’s average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Small Cap Index Fund from 0.15% to 0.04%. For the services of FMR under the management contract, Fidelity® Small Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.045% to 0.040%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.040% of the average net assets of the fund.

The following information supplements similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode".

Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Mid Cap Index Fund’s relative pre-tax investment performance measured against the Russell Midcap® Index, and Fidelity® Small Cap Index Fund’s relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Mid Cap Index Fund ($2,170 (in millions) assets managed) and Fidelity® Small Cap Index Fund ($1,835 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Mid Cap Index Fund beneficially owned by Mr. Brussard was none, and the dollar range of shares of Fidelity® Small Cap Index Fund beneficially owned by Mr. Brussard was none.

MCX-I-SCX-IB-16-03 1.933398.109	October 7, 2016

Supplement to the
Fidelity® Mid Cap Index Fund (formerly Spartan® Mid Cap Index Fund) and Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
June 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Mid Cap Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® Mid Cap Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Small Cap Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® Small Cap Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund from 0.12% to 0.04%. For the services of FMR under the management contract, Fidelity® Mid Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund’s average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Small Cap Index Fund from 0.15% to 0.04%. For the services of FMR under the management contract, Fidelity® Small Cap Index Fund pays FMR a monthly management fee at the annual rate of 0.04% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.045% to 0.040%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.040% of the average net assets of the fund.

The following information supplements similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode".

Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Mid Cap Index Fund’s relative pre-tax investment performance measured against the Russell Midcap® Index, and Fidelity® Small Cap Index Fund’s relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Mid Cap Index Fund ($2,170 (in millions) assets managed) and Fidelity® Small Cap Index Fund ($1,835 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Mid Cap Index Fund beneficially owned by Mr. Brussard was none, and the dollar range of shares of Fidelity® Small Cap Index Fund beneficially owned by Mr. Brussard was none.

MCX-SCXB-16-03 1.933397.109	October 7, 2016